Offerings - Offering: 1	Oct. 10, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0005 per share
Amount Registered | shares	3,234,124
Proposed Maximum Offering Price per Unit | $ / shares	0.9373
Maximum Aggregate Offering Price	$ 3,031,344
Fee Rate	0.01381%
Amount of Registration Fee	$ 418.63
Offering Note	Calculated pursuant to Rule 457(c) and 457(h) under the Securities Act.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and 457(h) under the Securities Act based upon the average of the high and low sale prices of the Ordinary Shares on October 9, 2025, as reported on The Nasdaq Capital Market tier of The Nasdaq Stock Market LLC.